Financial instruments and risk management - Summary of maximum credit risk exposure of the Group's financial assets (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Credit Risk Exposure [Line Items]
Trade and other receivables	$ 2,985	$ 3,047
Increase (decrease) due to corrections of prior period errors [member]
Disclosure Of Credit Risk Exposure [Line Items]
Trade and other receivables		$ (385)